FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS

NOTE 6 – FAIR VALUE MEASUREMENTS

ASC 820-10-35 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Marketable Equity Securities

The Company’s marketable equity securities and interest rate swap are measured at fair value on each reporting date.

The marketable equity securities are measured at fair value using quoted prices in active markets. Due to the fact that the inputs used to measure the marketable equity securities at fair value are observable, the Company has categorized the fair value measurements of the securities as Level 1.

The cost, unrealized holding gains or losses, and fair value of the Company’s investments at December 31, 2013 and 2012 are as follows:

(In thousands)		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Investments	Cost	Losses	Gains	Value
2013
Available-for-sale	$659	$—	$1,283	$1,942
Other cost investments	7,783	—	—	7,783

Total	$8,442	$—	$1,283	$9,725

2012
Available-for-sale	$5,207	$—	$106,220	$111,427
Other cost investments	7,769	—	—	7,769

Total	$12,976	$—	$106,220	$119,196

During 2013, the Company sold shares of Sirius XM Radio, Inc. held by it for $135.5 million. In connection with the sale of shares of Sirius XM Radio, Inc., a realized gain of $130.9 million and income tax expense of $48.6 million were reclassified out of accumulated other comprehensive loss into “Gain on marketable securities” and “Income tax benefit,” respectively. The net difference of $82.3 million is reported as a reduction of “Other comprehensive income (loss).”

Other cost investments include various investments in companies for which there is no readily determinable market value. The Company recognized other-than-temporary impairments of $2.0 million on a cost investment for the year ended December 31, 2012, which was a non-cash impairment charge recorded in “Loss on marketable securities.”

The Company’s available-for-sale security, Independent News & Media PLC (“INM”), was in an unrealized loss position for an extended period of time. As a result, the Company considered the guidance in ASC 320-10-S99 and reviewed the length of the time and the extent to which the market value was less than cost and the financial condition and near-term prospects of the issuer. After this assessment, the Company concluded that the impairment was other than temporary and recorded a non-cash impairment charge $2.6 million and $4.8 million in “Loss on marketable securities” for the years ended 2012 and 2011, respectively, fully impairing this investment. No further impairments were recognized for the year ended 2013.

Interest Rate Swap

The Company previously entered into a $2.5 billion notional amount interest rate swap agreement to effectively convert a portion of its floating-rate debt to a fixed basis, thus reducing the impact of interest rate changes on future interest expense. The interest rate swap agreement matured on September 30, 2013. The swap was designated as a cash flow hedge with the effective portion of the gain or loss on the swap reported as a component of other comprehensive income (loss). Ineffective portions of a cash flow hedging derivative’s change in fair value are recognized currently in earnings. In accordance with ASC 815-20-35-9, as the critical terms of the swap and the floating-rate debt being hedged were the same at inception and remained the same during the current period, no ineffectiveness was recorded in earnings for the year ended December 31, 2013.

The swap agreement was valued using a discounted cash flow model taking into account the present value of the future cash flows under the terms of the agreement by using market information available as of the reporting date, including prevailing interest rates and credit spread. Due to the fact that the inputs were either directly or indirectly observable, the Company classified the fair value measurements of its swap agreement as Level 2 in accordance with ASC 820-10-35.

The fair value of the Company’s $2.5 billion notional amount interest rate swap designated as a hedging instrument and recorded in “Other current liabilities” was $76.9 million at December 31, 2012. There was no liability at December 31, 2013 because the swap matured on September 30, 2013.

The following table details the beginning and ending accumulated other comprehensive loss and the current period activity related to the interest rate swap agreement:

(In thousands)	Accumulated other comprehensive loss
Balance at December 31, 2011	$100,292
Other comprehensive income	52,112

Balance at December 31, 2012	48,180
Other comprehensive income	48,180

Balance at December 31, 2013	$—